Loans and Other Borrowings - Additional Information (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Fair value of listed bonds and other long-term borrowings	£ 16,876	£ 14,275	£ 12,713
Fair value of finance leases	206	223	229
Principal Repayment at Hedged Rates [Member]
Disclosure of detailed information about borrowings [Line Items]
Principal repayments of loans and borrowings at hedged rate	15,912	13,175	10,980
At Fair Value [Member]
Disclosure of detailed information about borrowings [Line Items]
Fair value of listed bonds and other long-term borrowings	17,785	14,878	13,496
Fair value of finance leases	£ 251	£ 253	£ 273